Share-based compensation - Accelerate! options (Detail)	12 Months Ended
	Dec. 31, 2020 € / shares	Dec. 31, 2020 € / shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	491,914	491,914	491,914
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	387,177	387,177	387,177
Accelerate options [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	163,200	163,200	163,200	220,200	220,200
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares	€ 17.66	€ 17.66		€ 17.04
Number of share options exercised in share-based payment arrangement	57,000	57,000
Weighted average exercise price of share options exercised in share-based payment arrangement | € / shares	€ 15.24
Number of share options exercisable in share-based payment arrangement	163,200	163,200	163,200
Weighted average exercise price of share options exercisable in share-based payment arrangement | € / shares	€ 17.66	€ 17.66
Accelerate options [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	37,800	37,800	37,800	75,000	75,000
Weighted average exercise price of share options outstanding in share-based payment arrangement			$ 20.02		$ 20.02
Number of share options exercised in share-based payment arrangement	32,200	32,200
Weighted average exercise price of share options exercised in share-based payment arrangement		€ 20.02
Number of share options exercisable in share-based payment arrangement	37,800	37,800	37,800
Weighted average exercise price of share options exercisable in share-based payment arrangement			$ 20.02
Number of share options expired in share-based payment arrangement	5,000	5,000
Weighted average exercise price of share options expired in share-based payment arrangement		€ 20.02